Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Cost of product revenues to related parties	$ 192	$ 194	$ 984	$ 126	$ 50